CAPITAL MANAGEMENT INVESTMENT TRUST
140 Broadway
New York, New York 10005
(888) 626-3863

April 7, 2014

VIA EDGAR
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
Capital Management Investment Trust (“Trust”) (File Nos. 33-85242 and 811-08822); on behalf of Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund (“Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and the statements of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on March 31, 2014.

If you have any questions concerning the foregoing, please call the undersigned at (888) 626-3863.

Sincerely,
Capital Management Investment Trust

/s/ Robert Driessen

Robert Driessen
Secretary and Assistant Treasurer

cc:	Matthew A. Swendiman, Esq.
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 43202